Intangible Assets Including Goodwill (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Intangible asset balances by major asset class:
Gross Carrying Amount	$ 5,642	$ 5,649
Accumulated Amortization	(2,250)	(2,161)
Net Carrying Amount	3,392	3,488
Net carrying amount increase/(decrease)	(96)
Intangible asset amortization expense	1,226	1,174
Intangible assets retired and fully amortized	1,133
Capitalized software
Intangible asset balances by major asset class:
Gross Carrying Amount	1,478	1,558
Accumulated Amortization	(678)	(726)
Net Carrying Amount	799	831
Acquired intangibles
Intangible asset balances by major asset class:
Intangible asset amortization expense	634	517
Client relationships
Intangible asset balances by major asset class:
Gross Carrying Amount	1,751	1,709
Accumulated Amortization	(715)	(647)
Net Carrying Amount	1,035	1,062
Completed technology
Intangible asset balances by major asset class:
Gross Carrying Amount	2,156	2,111
Accumulated Amortization	(745)	(688)
Net Carrying Amount	1,411	1,422
In-process R and D
Intangible asset balances by major asset class:
Gross Carrying Amount	22	21
Accumulated Amortization	(1)	0
Net Carrying Amount	21	21
Patents/trademarks
Intangible asset balances by major asset class:
Gross Carrying Amount	207	211
Accumulated Amortization	(88)	(71)
Net Carrying Amount	119	140
Other intangible assets
Intangible asset balances by major asset class:
Gross Carrying Amount	29	39
Accumulated Amortization	(22)	(28)
Net Carrying Amount	$ 7	$ 11